Assets Classified as Held for Sale - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets Classified as Held for Sale
Impairment loss	$ (1,246)	$ 31,443
Disposal groups
Assets Classified as Held for Sale
Cash consideration	18,203
Additional consideration	1,845
Total consideration	20,048
Impairment reversal	1,246
Impairment loss	30,197	30,197
Assets and liabilities classified as held for sale
Assets Classified as Held for Sale
Base price for sale agreement	25,000
Impairment loss	$ 31,443	$ 31,443